Description of Business	12 Months Ended
Dec. 31, 2019
Description Of Business [Abstract]
Description of Business
1.	DESCRIPTION OF BUSINESS
Nature of Operations:
Titan Medical Inc.’s (“Titan” or the “Company”), business continues to be in the research and development stage and is focused on the continued research and development of the next generation surgical robotic platform. In the near term, the Company will continue efforts to complete product development and proceed to pre-clinical and confirmatory human studies and satisfaction of appropriate regulatory requirements. Upon receipt of regulatory approvals, the Company will transition from the research and development stage to the commercialization stage. The completion of these latter stages will be subject to the Company receiving additional funding in the future.
The Company is incorporated in Ontario, Canada in accordance with the Business Corporations Act. The address of the Company’s corporate office and its principal place of business is Toronto, Canada.
Basis of Preparation:
(a) Statement of Compliance
These financial statements for the year ended December 31, 2019 and December 31, 2018 have been prepared in accordance with International Accounting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).
The financial statements were authorized for issue by the Board of Directors on March
30
, 2020.
(b) Basis of Measurement
These financial statements have been prepared on the historical cost basis except for the revaluation of the warrant liability, which is measured at fair value.
(c) Functional and Presentation Currency
These financial statements are presented in United States dollars (“U.S.”), which is the Company’s functional and presentation currency.
(d) Going Concern
These financial statements have been prepared in accordance with accounting principles applicable to a going concern, which contemplates that the Company will be able to realize its assets and settle its liabilities in the normal course as they come due during the normal course of operations for the foreseeable future. The Company has shareholders’ deficiency of $11,681,831 and current year
losses of $41,907,079. The Company currently does not generate any revenue and accordingly it is primarily dependent upon equity financing for any additional funding required for development and operating expenses. These conditions indicate the existence of a material uncertainty that may cast significant doubt on the ability of the Company to continue as a going concern if additional funding is not secured.
(e) Use of Estimates and Judgements
The preparation of financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of provisions at the date of the financial statements and the reported amount of expenses during the year. Financial statement items subject to significant judgement include, the measurement of stock-based compensation and the fair value estimate of the initial measurement of new warrant liabilities and the remeasurement of unlisted warrants. While management believes that the estimates and assumptions are reasonable, actual results may differ.
The Black-Scholes model used by the Company to determine fair values of stock options and warrants was developed for use in estimating the fair value of the stock options and warrants.